DWS Alternative Asset Allocation VIP Expense Example - Class A [Member] - DWS Alternative Asset Allocation VIP - Class A	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143